Segmented information (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure Of Operating Segments [Abstract]
Business segments
A. Business segments - 2019

For the year ended December 31, 2019

	Uranium	Fuel services	Other	Total

Revenue	$1,413,809	$370,277	$78,839	$1,862,925

Expenses
Cost of products and services sold	1,041,922	234,423	69,206	1,345,551
Depreciation and amortization	218,832	45,856	11,061	275,749

Cost of sales	1,260,754	280,279	80,267	1,621,300

Gross profit (loss)	153,055	89,998	(1,428)	241,625

Administration	-	-	124,869	124,869
Exploration	13,686	-	-	13,686
Research and development	-	-	6,058	6,058
Other operating expense	2,732	-	-	2,732
Loss on disposal of assets	1,869	-	-	1,869
Finance costs	-	-	98,622	98,622
Gain on derivatives	-	-	(32,269)	(32,269)
Finance income	-	-	(29,760)	(29,760)
Share of earnings from equity-accounted investee	(45,360)	-	-	(45,360)
Other expense (income)	(52,801)	-	18,961	(33,840)

Earnings (loss) before income taxes	232,929	89,998	(187,909)	135,018
Income tax expense				61,077

Net earnings				73,941

Capital expenditures for the year	$48,092	$27,117	$2	$75,211

For the year ended December 31, 2018

	Uranium	Fuel services	Other	Total

Revenue	$1,684,056	$313,989	$93,616	$2,091,661

Expenses
Cost of products and services sold	1,138,940	219,240	109,760	1,467,940
Depreciation and amortization	277,171	35,977	14,825	327,973

Cost of sales	1,416,111	255,217	124,585	1,795,913

Gross profit (loss)	267,945	58,772	(30,969)	295,748

Administration	-	-	141,552	141,552
Exploration	20,283	-	-	20,283
Research and development	-	-	1,757	1,757
Other operating expense	59,616	-	-	59,616
Loss on disposal of assets	1,008	1,264	31	2,303
Finance costs	-	-	111,779	111,779
Loss on derivatives	-	-	81,081	81,081
Finance income	-	-	(22,071)	(22,071)
Share of earnings from equity-accounted investee	(32,321)	-	-	(32,321)
Other income	(81,955)	-	(26,205)	(108,160)

Earnings (loss) before income taxes	301,314	57,508	(318,893)	39,929
Income tax recovery				(126,306)

Net earnings				166,235

Capital expenditures for the year	$44,114	$11,226	$22	$55,362

Geographic segments

Revenue is attributed to the geographic location based on the location of the entity providing the services. The Company’s revenue from external customers is as follows:

	2019	2018

United States	$1,295,195	$1,660,727
Canada	567,730	424,079
Switzerland	-	4,038
Germany	-	2,817

	$1,862,925	$2,091,661

The Company’s non-current assets, excluding deferred tax assets and financial instruments, by geographic location are as follows:

	2019	2018

Canada	$3,267,376	$3,401,828
Australia	392,500	414,084
United States	121,102	131,526
Kazakhstan	80	49
Germany	24	41

	$3,781,082	$3,947,528